RELATED PARTIES	12 Months Ended
Dec. 31, 2024
RELATED PARTIES
RELATED PARTIES

NOTE 24: — RELATED PARTIES

a.	Related parties consist of 11 directors (including the CEO, who is also a shareholder) serving or served for a period of time during 2024 on the Company’s Board of Directors and 7 key officers (including the CEO).
b.	Benefits to directors:

	Year ended December 31,
	2024	2023	2022

Compensation to directors not employed by the Company or on its behalf	$75	$95	$60
Share-based payments to directors not employed by the Company or on its behalf	158	58	-
	$233	$153	$60
Number of directors that received the above compensation by the Company	5	4	2

c.	Compensation of key management personnel of the Group recognized as an expense during the reporting period:

	Year ended December 31,
	2024	2023	2022
Short-term employee benefits	$1,595	$1,976	$1,872
Share-based payments	1,066	1,953	758
Post-employment benefits	283	—	22
	$2,944	$3,929	$2,652
Number of key officers	7	7	7